UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21124

BlackRock New York Municipal Income Trust II
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock New York Municipal Income Trust II
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	August 31, 2007
Date of reporting period:	May 31, 2007

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
MAY 31, 2007
BlackRock New York Municipal Income Trust II (BFY)
(Percentages shown are based on Net Assets)

Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		LONG-TERM INVESTMENTS—156.1%
		Multi-State—5.7%
		Charter Mac Equity Issuer Trust,
$ 500	[2]	Ser. A, 5.75%, 4/30/15	No Opt. Call	$533,335
1,000	[2]	Ser. A, 6.00%, 4/30/19	No Opt. Call	1,099,110
1,500	[2]	Ser. B, 6.00%, 4/30/15	No Opt. Call	1,602,615
1,000	[2]	Ser. B, 6.30%, 4/30/19	No Opt. Call	1,067,330
				4,302,390
		New York—145.7%
		Albany Indl. Dev. Agcy., Sch. Impvts. Lease Approp. RB, New Covenant Charter Sch. Proj.,
345	[3]	Ser. A, 7.00%, 5/01/25	05/15 @ 102	341,157
220	[3]	Ser. A, 7.00%, 5/01/35	05/15 @ 102	214,458
4,000	[4]	City of New York, Recreational Fac. Impvts. Hotel Occupancy Tax GO, Ser. B, 5.75%, 12/01/11	N/A	4,316,400
1,715		Clarence Indl. Dev. Agcy., Ind. Impvts. RB, Bristol Vlg., Inc. Proj., 6.00%, 1/20/44	01/13 @ 102	1,883,447
2,535		Cntys. Tobacco Trust III, Misc. Tobacco Settlement Funded RB, 6.00%, 6/01/43	06/13 @ 100	2,726,266
3,000		Convention Ctr. Operating Corp., Recreational Fac. Impvts. Hotel Occupancy Tax RB, 5.00%, 11/15/35, AMBAC	11/15 @ 100	3,134,520
		Dorm. Auth.,
2,000		Hlth., Hosp. & Nursing Home RB, Kateri Residence Proj., 5.00%, 7/01/22	07/13 @ 100	2,069,840
1,500		Hlth., Hosp. & Nursing Home RB, St. Barnabas Hosp. Proj., Ser. A, 5.00%, 2/01/31	08/12 @ 100	1,554,420
2,500		Univ. & Coll. Impvts. RB, Brooklyn Law Sch. Proj., Ser. B, 5.125%, 7/01/30, XLCA	07/13 @ 100	2,606,575
2,000		Univ. & Coll. Impvts. RB, Mount St. Mary Coll. Proj., 5.00%, 7/01/32, RAA	07/13 @ 100	2,061,220
2,425		Univ. & Coll. Impvts. RB, New Sch. Univ. Proj., 5.00%, 7/01/31, MBIA	07/11 @ 100	2,487,856
4,000	[4]	Dutchess Cnty. Ind. Dev. Agcy., Univ. & Coll. Impvts. Lease RB, Vassar Coll. Proj., 5.35%, 8/01/11	N/A	4,262,360
5,500		Energy Research & Dev. Auth., Elec., Pwr. & Lt. Impvts. RB, Cons. Edison Co. Proj., 4.70%, 6/01/36, AMT	07/07 @ 100	5,501,430
		Essex Cnty. Indl. Dev. Agcy.,
650		Indl. Impvts. RB, Intl. Paper Co. Proj., Ser. A, 4.60%, 12/01/30, AMT	12/11 @ 100	619,125
625		Indl. RB, Intl. Paper Co. Proj., Ser. A, 5.50%, 10/01/26, AMT	10/12 @ 100	646,512
250		Genesee Cnty. Indl. Dev. Agcy., Hlth., Hosp. & Nursing Home RB, United Mem. Med. Ctr. Proj., 5.00%, 12/01/27	12/12 @ 100	246,845
3,250		Geneva Indl. Dev. Agcy., Uni. & Coll. Impvts. RB, Hobart & Williams Smith Proj., Ser. A, 5.375%, 2/01/33	02/13 @ 100	3,423,842
500		Hempstead Town Indl. Dev. Agcy., Univ. & Coll. Impvts. RB, Hofstra Univ. Civic Fac. Proj., 4.50%, 7/01/36	07/17 @ 100	483,060
385		Herkimer Cnty. Indl. Dev. Agcy., Univ. & Coll. Impvts. RB, Herkimer Coll. Fndtn. Proj., 6.25%, 8/01/34	08/13 @ 100	414,888
4,500		Hudson Yards Infrastructure Corp., Trans. Impvts. Misc. RB, Ser. A, 4.50%, 2/15/47, MBIA	02/17 @ 100	4,360,545
		Liberty Dev. Corp.,
3,000		Indl. Impvts. Misc. RB, Goldman Sachs Group, Inc. Proj., 5.25%, 10/01/35	No Opt. Call	3,332,340
675		Recreational Fac. Impvts. RB, Nat. Sports Museum Proj., Ser. A, 6.125%, 2/15/19	02/16 @ 100	706,232
		Long Island Pwr. Auth., Elec., Pwr. & Lt. RB,
3,515		Ser. A, Zero Coupon, 6/01/28, FSA	No Opt. Call	1,367,054
1,000		Ser. B, 5.00%, 12/01/35, CIFG	06/16 @ 100	1,045,710
		Met. Transp. Auth.,
5,000		Misc. RB, Ser. A, 5.125%, 1/01/29	07/12 @ 100	5,191,000
5,000		Trans. RB, Ser. A, 5.00%, 11/15/30	11/12 @ 100	5,151,350
2,000		Trans. RB, Ser. A, 5.25%, 11/15/31, FGIC	11/12 @ 100	2,106,380
1,420		New York City Hsg. Dev. Corp., Local or Gtd. Hsg. RB, Ser. J-2, 4.75%, 11/01/27, AMT	05/17 @ 100	1,405,303
		New York City Indl. Dev. Agcy.,
1,000		Econ. Impvts. RB, IAC/Interactive Corp. Proj., 5.00%, 9/01/35	09/15 @ 100	1,027,550
1,000		Local Hsg. RB, Eger Harbor House, Inc. Proj., Ser. A, 4.95%, 11/20/32	11/12 @ 101	1,027,880
1,000		Local Hsg. RB, Eger Harbor House, Inc. Proj., Ser. A, 5.875%, 5/20/44	11/12 @ 105	1,108,420

BlackRock New York Municipal Income Trust II (BFY) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		New York— (cont'd)
$ 1,600		Port, Arpt. & Marina Impvts. RB, American Airlines, Inc./JFK Intl. Arpt. Proj., 7.625%, 8/01/25, AMT	08/16 @ 101	$1,905,936
1,500		Port, Arpt. & Marina Impvts. RB, American Airlines, Inc./JFK Intl. Arpt. Proj., 7.75%, 8/01/31, AMT	08/16 @ 101	1,804,830
1,500		Private Primary Schs. Lease RB, Lycee Francis de New York Proj., Ser. A, 5.375%, 6/01/23, ACA	12/12 @ 100	1,566,285
750		Recreational Fac. Impvts. RB, Queens Baseball Stad. Pilot Proj., 5.00%, 1/01/36, AMBAC	01/17 @ 100	788,445
		New York City Mun. Wtr. Fin. Auth.,
1,100		Wtr& Swr. Sys., Wtr. Swr. RB, Second Gen. Resolution Proj., Ser. A, 4.50%, 6/15/37, MBIA	06/16 @ 100	1,080,409
900		Wtr. RB, Ser. A, 4.25%, 6/15/39, FSA	06/17 @ 100	844,443
5,000		Wtr. RB, Ser. A, 5.125%, 6/15/34	06/12 @ 100	5,198,800
5,000	[4]	New York City Trans. Auth. Met. Transp. Auth. Triborough Brdg. & Tunl., Trans. Impvts. COP, Ser. A, 5.25%, 1/01/10, AMBAC	N/A	5,223,250
5,000		New York City Transl. Fin. Auth., Income Tax RB, Ser. B, 5.00%, 11/01/27	11/12 @ 100	5,184,450
3,675		Port Auth. of New York & New Jersey, Port, Arpt. & Marina Impvts. RB, Contl.
		Airlines Proj., 9.125%, 12/01/15, AMT	07/07 @ 100	3,830,269
2,000		St Urban Dev. Corp., Pub. Impvts. Income Tax RB, Ser. B, 5.00%, 3/15/35	03/15 @ 100	2,087,660
		Suffolk Cnty. Indl. Dev. Agcy.,
450		Hlth., Hosp. & Nursing Home RB, Active Retirement Cmnty. Proj., 5.00%, 11/01/28	11/16 @ 100	455,036
2,500		Indl. Impvts. RB, Keyspan-Port Jefferson Proj., 5.25%, 6/01/27, AMT	06/13 @ 100	2,602,975
1,500		Syracuse Indl. Dev. Agcy., Indl. Impvts. RB, Crousel Ctr. Proj., Ser. A, 5.00%, 1/01/36, XLCA, AMT	01/17 @ 100	1,549,545
		Triborough Brdg. & Tunl. Auth., Hwy. Tolls RB,
850	[4]	Ser A, 5.00%, 1/01/12	N/A	891,046
150		Ser A, 5.00%, 1/01/32	01/12 @ 100	154,007
8,000	[4]	TSASC, Inc. Rec. Recovery Impvts., Tobacco Settlement Funded RB, Ser. 1, 5.75%, 7/15/12	N/A	8,669,200
				110,660,571
		Puerto Rico—4.7%
1,400		Children's Trust Fund, Tobacco Settlement Funded RB, 5.625%, 5/15/43	05/12 @ 100	1,472,590
2,000	[4]	Hwy & Transp. Auth., Hwy. Impvts. Hwy. Tolls RB, Ser. D, 5.375%, 7/01/12	N/A	2,137,620
				3,610,210
		Total Long-Term Investments (cost $113,560,407)		118,573,171
Shares
(000)
		MONEY MARKET FUND—0.3%
205	[5,6]	CMA New York Mun. Money Fund, 3.21% (cost $204,426)		204,426
		Total Investments —156.4% (cost $113,764,8337)		$118,777,597
		Other assets in excess of liabilities —2.4%		1,816,802
		Preferred shares at redemption value, including dividends payable —(58.8)%		(44,654,159)
		Net Assets Applicable to Common Shareholders —100%		$75,940,240

[1]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

[2]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of May 31, 2007, the Trust held 5.7% of its net assets, with a current market value of $4,302,390, in securities restricted as to resale.

[3]	Illiquid security. As of May 31, 2007, the Trust held 0.7% of its net assets, with a current market value of $555,615, in these securities.

[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]	Represents an investment in an affiliate.

[6]	Represents current yield as of May 31, 2007.

[7]	Cost for federal income tax purposes is $113,760,098. The net unrealized appreciation on a tax basis is $5,017,499, consisting of $5,272,712 gross unrealized appreciation and $255,213 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	—	American Capital Access	FSA	—	Financial Security Assurance
AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
AMT	—	Subject to Alternative Minimum Tax	MBIA	—	Municipal Bond Insurance Assoc.
CIFG	—	CDC IXIS Financial Guaranty	RAA	—	Radian Asset Assurance
COP	—	Certificate of Participation	RB	—	Revenue Bond
FGIC	—	Financial Guaranty Insurance Co.	XLCA	—	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock New York Municipal Income Trust II

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: July 25, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: July 25, 2007

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: July 25, 2007